Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases		Jun. 30, 2023	Dec. 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		7 years 11 months 4 days	8 years 6 months 10 days
Weighted average discount rate	[1]	4.25%	4.35%

[1]	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC, and for lease contracts entered in and after fiscal year 2022, the Company used new incremental borrowing rate of 3.95%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.